Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 35,914,000	$ 25,406,000	$ 2,786,000	$ 64,106,000
GHANA
Total	35,914,000	25,406,000	2,786,000	64,106,000
GHANA | Ghana Gold Board
Total			87,000	87,000
GHANA | Ghana Revenue Authority
Total	$ 35,914,000	7,759,000		43,673,000
GHANA | Minerals Commission
Total			2,516,000	2,516,000
GHANA | Minerals Income Investment Fund
Total		$ 17,647,000		17,647,000
GHANA | Ministry of Lands and Natural Resources Department Administrator of Stool Lands
Total			$ 183,000	$ 183,000